RELATED PARTY TRANSACTIONS - Operating Lease (Details) - Lease Agreement - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Oct. 02, 2021	Sep. 26, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Rent expense	$ 0.1	$ 0.1
Acquigen Pty Ltd.
Related Party Transaction [Line Items]
Future minimum lease payments	3.6		$ 4.2	$ 4.3
Rent expense	$ 0.4	$ 0.3	$ 0.4	$ 0.2